Stockholders' Equity (Details Narrative) (10-K) - USD ($)		1 Months Ended		3 Months Ended					9 Months Ended		12 Months Ended
	Jul. 20, 2018	Mar. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 16, 2009	Dec. 31, 2007	Mar. 31, 2007
Preferred stock, shares authorized		10,000,000		10,000,000					10,000,000		10,000,000	10,000,000
Preferred stock, par value		$ 0.001		$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock issued to an employee for compensation, values				$ 1,160,524	$ 1,515,915			$ 10,000			$ 6,787,600
Prepaid assets		$ 6,685,970		3,619,317					$ 3,619,317		6,685,970	$ 3,555
Number of shares issued during period									59,215,648
Number of shares issued during period, value				$ 175,000	325,000	$ 325,000			$ 825,000			2,495,388
Offering costs						$ 101,387					525,000	(265,000)
Decrease in additional paid-in capital									$ 101,387			525,000
Stock issued as commitment fee in conjunction with debt arrangement, value											$ 69,871
Stock issued as commitment fee in conjunction with debt arrangement											22,500,000
Stock repurchased during period, value					$ 102			$ 91,000			$ 91,000
Expenses for issuance of shares for services and license agreement												6,846,060
Long-term license agreement												$ 2,133,620
Stock issued in settlement of debt												239,575,884
Extinguishment of debt related to accrued liabilities amount												$ 435,892
Extinguishment of debt related to principal amount												2,348,606
Extinguishment of debt related to accrued interest amount												20,696
Extinguishment of debt related to derivative liabilities amount												38,557
Loss on settlement of debt												3,186,394
Gain on settlement of debt												$ 413,012
Stock issued for reverse acquisition												1,358,670,942
Decrease in common stock												$ 251
Decrease in treasury stock												$ 8,589
Common stock average closing price												$ 0.02
Price protection guarantee												$ 626,388
Common stock, shares issued		2,640,161,318		3,003,490,408					3,003,490,408		2,640,161,318	2,169,661,318
Common stock, shares outstanding		2,640,161,318		3,003,490,408					3,003,490,408		2,640,161,318	2,169,661,318
Shares granted in period
Employees [Member]
Stock issued to an employee for compensation, values										$ 1,844,639
Stock based compensation expense				$ 0			$ 0			$ 0	$ 0	$ 0
Nonqualified Plan [Member]
Shares authorized														65,000	65,000
Shares granted in period											47,500	47,500
Qualified Plan [Member]
Shares authorized													125,000
Shares granted in period											42,500	42,500
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | United Games, LLC and United League, LLC [Member]
Common stock issued for acquisition	50,000,000										50,000,000
Stock issued to an employee for compensation		1,000,000	1,000,000
Stock issued to an employee for compensation, values		$ 17,600	$ 10,000
Stock based compensation expense		2,933	$ 10,000
Prepaid assets		14,667									$ 14,667
Third Party Agreement [Member]
Stock based compensation expense											$ 96,307
Number of shares issued during period											400,000,000
Number of shares issued during period, value											$ 6,760,000
Forfeiture period											5 years
Common Stock Purchase Agreement [Member]
Prepaid assets		$ 6,663,693									$ 6,663,693
Number of shares issued during period, value											$ 1,000,000
Offering costs, shares											3,000,000
Offering costs											$ 3,000
Decrease in additional paid-in capital											$ 3,000
One-year Consulting Agreement [Member]
Number of shares issued during period												125,000
Number of shares issued during period, value												$ 7,500
15-year Lisence Agreement [Member]
Number of shares issued during period												80,000,000
Number of shares issued during period, value												$ 2,256,000
Consulting and Service Agreements [Member]
Number of shares issued during period												94,250,333
Number of shares issued during period, value												$ 6,719,734
Equity Distribution Agreement [Member]
Offering costs, shares												4,273,504
Offering costs												$ 4,274
Maximum cash advance in exchange of common stock												5,000,000
Future commitment fees												250,000
Due diligence costs												15,000
Decrease in additional paid-in capital to offset any proceeds from future equity transactions												$ 269,274
Preferred Stock [Member] | Maximum [Member]
Preferred stock, shares authorized		50,000,000		50,000,000					50,000,000		50,000,000
Preferred stock, par value		$ 0.001		$ 0.001					$ 0.001		$ 0.001
Common Stock [Member]
Number of shares issued during period												267,127,500
Stock repurchased during period												7,000,000
Cancellation of stock, shares												250,000
Cancellation of treasury stock, shares												1,300
Treasury Stock [Member]
Stock issued to an employee for compensation, values
Number of shares issued during period, value
Offering costs
Stock repurchased during period, value